Transamerica Premier Portfolio of Funds
Investor & Adviser Class Shares
Transamerica Investors
Annual Report for the
Period Ending December 31, 1995
People. Performance. Portfolios.

Table of Contents
Transamerica Investors Annual Report for the
Period Ending December 31, 1995
Presidents Report         3
Investment Management Reports
Transamerica Premier Equity Fund    4
Transamerica Premier Index Fund     4
Transamerica Premier Bond Fund      5
Transamerica Premier Short-Intermediate
Government Fund   5
Transamerica Premier Balanced Fund  6
Transamerica Premier Cash Reserve Fund      6
Schedules of Investments
Transamerica Premier Equity Fund    7
Transamerica Premier Index Fund     8
Transamerica Premier Bond Fund      15
Transamerica Premier Balanced Fund  16
Transamerica Premier Short-Intermediate
Government Fund   18
Transamerica Premier Cash Reserve Fund      19
Financial Statements
Statements of Assets & Liabilities  20
Statements of Operations   21
Statements of Changes in Net Assets         22
Financial Highlights       23
Notes to Financial Statements       25
Independent AuditorOs Report        30

PresidentOs Report
Dear Fellow Shareholders:
         I am both pleased and excited to deliver this first report to shareholders since the launch of our new company N Transamerica Investors N and the introduction of the Transamerica Premier Portfolio of Funds.
         The establishment of Transamerica Investors marked the fulfillment of our quest to create a quality mutual fund program that brings our years of institutional investment expertise to the individual and makes it easier for everyone to invest. We thank you for joining us, and we look forward to our first full year of providing the services and expertise to help you advance your individual investment objectives.
         The Transamerica Premier Portfolio of Funds, introduced on October 2, 1995, is a carefully diversified family of funds managed by Transamerica Investment Services N the same investment professionals who for more than 10 years have managed the segregated investment accounts for TransamericaOs pension clients.
         Healthy economic growth through most of 1995 led to robust corporate profits and sharply higher stock prices. Stock market valuations were enhanced by the persistent decline in long-term interest rates. Likewise, inflation was subdued with no signs of acceleration.
         Looking ahead to 1996, we believe there will be a re-acceleration of economic growth during the second half, despite the slower growth early in the year. Continuing trends set in 1995, a climate of subdued inflation should allow for a further decline in interest rates as the year unfolds, spurring that economic re-acceleration.
         Shareholders can also expect an increasing level of convenience in monitoring our performance. Leading financial publications currently include the Transamerica Premier Cash Reserve Fund (Investor Class) in their weekly listings, and listings of our other funds will follow as threshold levels are attained. Also on the horizon, watch for the introduction of Transamerica InvestorsO home page on the Internet.
         We are proud of having established Transamerica Investors. Again, thank you for joining us. We feel privileged to serve your investment needs. Respectfully,


Nicki Bair, President
Investment Management Report N Equity Funds
Transamerica Premier Equity Fund
Portfolio Manager Glen E. Bickerstaff Comments
OOur strategy is to invest in premier companies with strong managements that are taking advantage of their leading competitive positions to gain market share, grow profits, and increase shareholder returns. Companies are identified for investment where senior managers have developed specific plans to capitalize on the changes in their industries and positioned their companies to benefit from major sustainable trends. Specific areas of investment include those designed to capitalize on at least three major trends. Demand for financial and investment services will be growing into the next century as baby boomers save more aggressively for retirement. The drive to reduce costs in corporations leads to capital investments in technology intended to streamline operations and increase worker productivity. Companies which are restructuring to reduce costs and enhance market share will benefit from the renewed economic growth we are anticipating later in the year. During the quarter ended December 31, 1995, the initial quarter of operation, the Transamerica Premier Equity Fund (Investor Class) declined 1.80% while the S&P 500 rose 6.02%.O
 Performance Highlights (10/2/95 -D 12/31/95)
 Performance Highlights (10/2/95 -D 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     (1.80)%  (1.90)%
NAV per share at 12/31/95  $9.82    $9.81
$10,000 invested in the Premier Equity Fund (10/2/95 -D 12/31/95)**
[CHART]

Transamerica Premier Index Fund
Portfolio Manager Christopher J. Bonavico Comments
OThe Transamerica Premier Index FundOs goal is to offer investors the ability to track overall stock market returns as measured by the S&P 500 Index. The Fund offers investors the attractive long term appreciation potential of the stock market.

For the three-month period ending December 31, 1995, the Transamerica Premier Index Fund (Investor Class) has earned a return of 5.90% after fees relative to a 6.02% total return for the S&P 500. To achieve its goal, the Fund invests in those stocks that make up the S&P 500 Index as well as in fixed income investments and stock index futures as of 12/31/95.

In 1996 we expect continued positive returns for equity investors. While the earnings performance of individual companies is important to stock valuations, the long term trend of lower global inflation and interest rates is in place supporting higher overall equity market values.O

The Transamerica Premier Index Fund is not sponsored, endorsed, sold or promoted by Standard & PoorOs Corporation. Performance Highlights (10/2/95 -D 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     5.90%    5.80%
NAV per share at 12/31/95  $10.59   $10.58
$10,000 invested in the Premier Index Fund (10/2/95 -D 12/31/95)**
[CHART]
The Standard & PoorOs 500 Composite Stock Price Index (OS&P 500O) consists of 500 widely held, publicly traded common stocks. The S&P 500 Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1995. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1995. Note: All performance information cited here and on the following pages represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total returns of the Funds would have been lower. Investment Management Report N Bond Funds Transamerica Premier Bond Fund Portfolio Manager Sharon K. Kilmer Comments OThe Transamerica Premier Bond Fund is well positioned to benefit from low inflation and slow economic growth. We expect that the Federal Reserve will continue to push short-term rates lower, that long-term rates will decline as well, and we believe that a fund with longer maturities will benefit most. The Fund owns bonds of high quality companies and of companies with improving credit fundamentals. In order to capitalize on our research expertise, the FundOs investment in longer maturity bonds, which have more price volatility, will also appreciate more when credits are upgraded by the rating agencies. A large percentage of the portfolio is invested in industrial companies in the manufacturing, paper and forest products, and transportation sectors, where many of the credit upgrades are taking place as corporate restructurings are increasing productivity.

For the three-month  period ending December 31, 1995, the Fund (Investor  Class)
had  a  total   return  of  4.82%,   versus   4.66%  for  the  Lehman   Brothers
Government/Corporate Bond Index over the same period.O
 Performance Highlights (10/2/95 -D 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     4.82%    4.69%
NAV per share at 12/31/95  $10.37   $10.37
$10,000 invested in the Premier Bond Fund (10/2/95 -D 12/31/95)**
Transamerica Premier
Short-Intermediate Government Fund
Portfolio Manager Kevin J. Hickam Comments
OThe Transamerica Premier Short-Intermediate Government Fund (Investor Class) posted a total return of 3.49% in its inaugural quarter, outpacing the 3.34% return of the Lehman Brothers Intermediate-Term Government Bond Index.

The Fund is actively managed to provide a high level of income while attempting to control price volatility. We closely follow economic activity, fiscal policy, and monetary policy to develop an interest rate outlook.

As we enter 1996, the FundOs average maturity is longer than that of the Lehman Brothers Index. This will help the Fund to earn more income and achieve greater price appreciation as interest rates decline.

Additionally, a sizable portion of the FundOs assets are currently invested in a narrow range of maturities to benefit from a steepening of the yield curve which occurs when short-term interest rates decline more than long-term interest rates. This is what we expect to happen as the Federal Reserve drops short-term interest rates this year.O
 Performance Highlights (10/2/95 -D 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     3.49%    3.37%
NAV per share at 12/31/95  $10.25   $10.25
$10,000 invested in the Premier Short-Intermediate
 Government Fund (10/2/95 -D 12/31/95)**
[CHART]
The Lehman Brothers Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Lehman Brothers Government/Corporate Bond Index does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. The Lehman Brothers Intermediate-Term Government Bond Index is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity of between one and ten years. *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1995. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1995. Note: All performance information cited here and on the following pages represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total returns of the Funds would have been lower.

Investment Management Report N Other Funds
Transamerica Premier Balanced Fund
Portfolio Managers Jeffery S. Van Harte and Sharon K. Kilmer Comment
OThe Transamerica Premier Balanced Fund (Investor Class) increased its net asset value to $10.23, up from its initial offering price of $10.00 per share. The FundOs return for the quarter was 2.30%, compared to returns of 6.02% and 4.66% for the S&P 500 Index and the Lehman Brothers Government/Corporate Bond Index, respectively. At the end of the year, the FundOs portfolio mix was 58% common stocks, 38% bonds, and 4% cash. The Fund invests with a long-term time horizon in the stocks and bonds of OpremierO companies. OPremierO to us means companies that are leaders in their respective industries and that possess excellent managements. We also try to identify fundamental changes that are taking place over a long period of time, and we invest in those changes. Generally, stock selection will focus on companies that grow by selling more products and taking market share, not raising prices. The FundOs bond component is invested in intermediate maturity securities of premier companies with improving credit fundamentals. The intermediate maturity structure of the bond component is intended to offset the more volatile nature of the equity component.O Performance Highlights (10/2/95 -D 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     2.30%    2.20%
NAV per share at 12/31/95  $10.23   $10.22
$10,000 invested in the Premier Balanced Fund (10/2/95 -D 12/31/95)** Transamerica Premier Cash Reserve Fund
Portfolio Manager Kevin J. Hickam Comments
OThe Transamerica Premier Cash Reserve Fund is dedicated to providing investors with the highest money market returns while investing in only high-quality money market securities because safety of principal is our number one priority. To this end, prior to purchasing a security, we thoroughly research the issuer to ensure that they meet our stringent quality standards. The Federal Reserve is expected to cut interest rates during 1996. In order to cushion the impact of falling short-term interest rates on the FundOs yield, we plan to maintain the FundOs maturity at the longer end of its maturity range. In this way we are able to enhance the FundOs yield by delaying the rollover of assets in a declining rate environment. The Fund will remain invested in high-quality, liquid money market securities.

The FundOs (Investor Class) return for the quarter was 1.39%, compared with a return of 1.31% for its index.O

The Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
 Performance Highlights (10/2/95 - 12/31/95)
         Investor Class    Adviser Class
Inception Date    10/2/95  10/2/95
Total Return*     1.39%    1.26%
NAV per share at 12/31/95  $1.00    $1.00
$10,000 invested in the Premier Cash Reserve Fund (10/2/95 -D 12/31/95)**
The Standard & PoorOs 500 Composite Stock Price Index (OS&P 500O)consists of 500
widely   held,    publicly   traded   common   stocks.   The   Lehman   Brothers
Government/Corporate Bond Index is a broad-based unmanaged index of all government and corporate bonds that are investment grade with at least one year to maturity. The Standard & PoorOs 500 Composite Stock Price Index and the Lehman Brothers Government/Corporate Bond Index do not reflect any commissions or fees which would be incurred by an investor purchasing the securities represented by each index. The IBCOs Money Fund Report(a) NAll Taxable, First Tier is a composite of taxable money market funds that meet the SECOs definition of first tier securities contained in Rule 2a-7 under the Investment Company Act of 1940. The IBCOs Money Fund Report(a) NAll Taxable, First Tier does not reflect any commissions or fees which would be incurred by an investor purchasing the securities it represents. *Total return for the period from October 2, 1995 (commencement of operations) through December 31, 1995. **Hypothetical illustration of $10,000 invested at inception (October 2, 1995), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1995. Note: All performance information cited here and on the following pages represents past performance and is not indicative of future results. If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the aggregate total returns of the Funds would have been lower.
         Schedule of Investments
Transamerica Premier Equity Fund     December 31, 1995
         shares            value
COMMON STOCKS - 94.4%
Business Services - 11.9%
Automatic Data Processing Incorporated      4,000    $        297,000
CUC International Incorporated (a)  12,500           426,562
First Data Corporation     9,000            601,875
                                    1,325,437
Hotels & Restaurants - 11.0%
Host Marriott Corporation (a)       25,000           331,250
Marriot International Incorporated  9,000            344,250
Mirage Resorts Incorporated (a)     16,000           552,000
                                    1,227,500
Electronics - 11.0%
Intel Corporation 7,500             425,625
Molex Incorporated         11,000           336,875
Motorola Incorporated      8,000            456,000
                                    1,218,500
Communication Services - 10.4%
Silver King Communications
         Incorporated (a)  20,000           695,000
Tele Communications Incorporated (a)        23,000            457,125
                                    1,152,125
Industrial Machinery - 9.4%
Briggs & Stratton Corporation       13,000           563,875
Cincinnati Milacron Incorporated    2,000            52,500
Magna International Incorporated    10,000           432,500
                                    1,048,875
Financial Services - 8.8%
Countrywide Credit Industries
         Incorporated      15,000           326,250
Merrill Lynch & Company Incorporated        6,000             306,000
Schwab (Charles) Corporation        17,000           342,125
                                    974,375
Software - 7.8%
Autodesk Incorporated      8,000            274,000
Broderbund Software Incorporated (a)        4,000             243,000
Microsoft Corporation (a)  4,000            351,000
                                    868,000
Leisure Time - 4.2%
Disney (Walt) Company      8,000            472,000
Automobiles - 4.0%
General Motors Corporation 8,500            449,438
Insurance - 3.3%
American International Group
         Incorporated      4,000            370,000
Plastics - 3.2%
Illinois Tool Works Incorporated    6,000            354,000
Computers & Business Equipment - 3.2%
Cisco Systems Incorporated (a)      1,000            74,625
Dell Computer Corporation (a)       8,000            277,000
                                    351,625
                  shares            value
Telecommunications - 2.8%
Airtouch Communications
         Incorporated (a)  11,000   $       310,750
Drugs & Health Care - 2.7%
Columbia / HCA Healthcare
         Corporation       6,000            304,500
Industrials - 0.7%
Mallinckrodt Group Incorporated     2,000            72,750
TOTAL COMMON STOCKS
(Cost $10,736,937)                          10,499,875
                           principal
                           amount   value
REPURCHASE AGREEMENT - 5.2% State Street Bank and Trust Company, 5.25%, due 01/02/1996 (collateralized by $580,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $591,943) (Cost $579,000) $579,000 579,000 TOTAL
INVESTMENTS - 99.6% (Cost $11,315,937*) 11,078,875 OTHER ASSETS LESS LIABILITIES
- 0.4% 48,501 NET ASSETS - 100.0% $11,127,376 (a) non-income  producing security
*Aggregate   cost  for  Federal  tax  purposes.   Aggregate   gross   unrealized
appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $146,668 and $383,730, respectively. Net unrealized depreciation for tax purposes is $237,062. See notes to financial statements.
         Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995

         shares            value
COMMON STOCKS - 76.8%
Drugs & Health Care - 6.4%
Abbott Labs       740               $       30,895
Allergan Incorporated      60               1,950
Alza Corporation (a)       77               1,906
American Home Products Corporation  289              28,033
Amgen Incorporated (a)     247              14,666
Bard (C R) Incorporated    49               1,580
Bausch & Lomb Incorporated 53               2,100
Baxter International Incorporated   258              10,804
Becton Dickinson & Company 61               4,575
Beverly Enterprises Incorporated (a)        92                978
Biomet Incorporated (a)    107              1,913
Bristol Myers Squibb Company        473              40,619
Columbia / HCA Healthcare Corporation       414               21,010
Community Psychiatric Centers       41               502
Johnson & Johnson 602               51,546
Lilly (Eli) & Company      514              28,912
Manor Care Incorporated    58               2,030
Medtronic Incorporated     216              12,069
Merck & Company Incorporated        1,153            75,810
Pfizer Incorporated        589              37,107
Pharmacia & Upjohn Incorporated     449              17,399
Schering Plough Corporation         347              18,998
St. Jude Medical Incorporated (a)   64               2,752
Tenet Healthcare Corporation (a)    186              3,859
United Healthcare Corporation       162              10,611
United States Healthcare Incorporated       144               6,696
United States Surgical Corporation  53               1,133
Warner Lambert Company     126              12,238
                                    442,691
Oil - 5.1%
Amerada Hess Corporation   87               4,611
Amoco Corporation 463               33,278
Ashland Incorporated       59               2,072
Atlantic Richfield Company 150              16,612
Chevron Corporation        608              31,920
Exxon Corporation 1,158             92,785
Kerr McGee Corporation     48               3,048
Louisiana Land & Exploration Company        31                1,329
Mobil Corporation 369               41,328
Occidental Petroleum Corporation    297              6,348
Pennzoil Company  43                1,817
Phillips Petroleum Company 244              8,327
Royal Dutch Petroleum Company       500              70,562
Sun Incorporated  70                1,916
Tenneco Incorporated       169              8,387
Texaco Incorporated        242              18,997
Unocal Corporation         230              6,699
USX Marathon Group         277              5,402
                                    355,438
                  shares            value
Telecommunications - 4.9%
Airtouch Communications
         Incorporated (a)  461              $        13,023
Alltel Corporation         176              5,192
Ameritech Corporation      517              30,503
AT & T Corporation         1,479            95,765
Bell Atlantic Corporation  407              27,218
Bellsouth Corporation      926              40,281
GTE Corporation   904               39,776
MCI Communications Corporation      632              16,511
NYNEX Corporation 398               21,492
Pacific Telesis Group      399              13,417
Sprint Corporation         325              12,960
United States West
         Communications Group       439              15,694
United States West Media Group (a)  439              8,341
                                    340,173
Food & Beverages - 3.9%
Archer Daniels Midland Company      505              9,090
Campbell Soup Company      233              13,980
Coca Cola Company 1,176             87,318
Conagra Incorporated       229              9,446
CPC International Incorporated      136              9,333
General Mills Incorporated 148              8,547
Heinz (H J) Company        340              11,262
Hershey Foods Corporation  72               4,680
Kellogg Company   204               15,759
Pepsico Incorporated       734              41,012
Pioneer Hi-Bred International
         Incorporated      78               4,339
Quaker Oats Company        125              4,313
Ralston Purina Company     97               6,050
Sara Lee Corporation       447              14,248
Sysco Corporation 170               5,525
Unilever N V      149               20,972
Whitman Corporation        98               2,279
Wrigley (Wm) Junior Company         108              5,670
                                    273,823
Banking - 3.9%
Banc One Corporation       368              13,892
Bank New York Incorporated 179              8,726
Bank of Boston Corporation 104              4,810
Bankamerica Corporation    349              22,598
Bankers Trust New York Corporation  73               4,855
Barnett Banks Incorporated 91               5,369
Boatmens Bancshares Incorporated    117              4,782
Chase Manhattan Corporation         163              9,882
Chemical Banking Corporation        235              13,806
Citicorp 371               24,950
Comerica Incorporated      100              4,013
Corestates Financial Corporation    130              4,924
First Bank Systems Incorporated     100              4,962

Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued

                  shares            value
Banking - continued
First Chicago NBD Corporation       297              $        11,731
First Fidelity Bancorp     75               5,653
First Interstate Bancorp   71               9,691
First Union Corporation    160              8,900
Keycorp  212               7,685
MBNA Corporation  138               5,089
Mellon Bank Corporation    137              7,364
Morgan (J P) & Company Incorporated 175              14,044
National City Corporation  137              4,538
Nationsbank Corporation    253              17,615
Norwest Corporation        303              9,999
PNC Bank Corporation       315              10,159
Republic New York Corporation       52               3,231
Suntrust Banks Incorporated         107              7,329
United States Bancorp      142              4,775
Wachovia Corporation       160              7,320
Wells Fargo & Company      45               9,720
                                    272,412
Retail - 2.5%
Charming Shoppes Incorporated       96               276
Circuit City Stores Incorporated    90               2,486
Dayton Hudson Corporation  67               5,025
Dillard Department Stores Incorporated      105               2,993
Federated Department Stores
         Incorporated (a)  200              5,500
Gap Incorporated  134               5,628
Handleman Company 31                178
Home Depot Incorporated    444              21,256
K Mart Corporation         428              3,103
Limited Incorporated       333              5,786
Longs Drug Stores Corporation       19               910
Lowes Companies Incorporated        149              4,991
May Department Stores Company       232              9,802
Melville Corporation       98               3,014
Mercantile Stores Incorporated      34               1,573
Nordstrom Incorporated     77               3,118
Penney (J C) Incorporated  212              10,096
Pep Boys Manny Moe & Jack  57               1,461
Price Costco Incorporated (a)       182              2,776
Rite Aid Corporation       78               2,672
Sears Roebuck & Company    363              14,157
Supervalu Incorporated     64               2,016
TJX Companies Incorporated 68               1,284
Toys R Us Incorporated (a) 258              5,611
Wal Mart Stores Incorporated        2,142            47,927
Walgreen Company  230               6,871
Woolworth Corporation      124              1,612
                                    172,122
Computers & Business Equipment - 2.4%
3Com Corporation (a)       150              6,581
Amdahl Corporation (a)     111              944
Seenotes to financial statements.
                  shares            value
Cabletron Systems Incorporated (a)  67               $        5,427
Ceridian Corporation (a)   43               1,774
Cisco Systems Incorporated (a)      253              18,880
Compaq Computer Corporation (a)     246              11,808
Cray Research Incorporated (a)      24               594
Data General Corporation (a)        35               481
Digital Equipment Corporation (a)   137              8,785
Hewlett Packard Company    477              39,949
Intergraph Corporation (a) 43               677
International Business Machines     530              48,627
Pitney Bowes Incorporated  141              6,627
Tandem Computers Incorporated (a)   108              1,148
Tandy Corporation 61                2,531
Unisys Corporation (a)     160              900
Xerox Corporation 100               13,700
                                    169,433
Electrical Equipment - 2.3%
Boston Scientific Corporation (a)   141              6,909
Cooper Industries Incorporated      100              3,675
Emerson Electric Company   209              17,086
General Electric Company   1,580            113,760
General Signal Corporation 44               1,424
Grainger (W W) Incorporated         47               3,114
Johnson Controls Incorporated       38               2,612
Millipore Corporation      42               1,727
National Service Industries Incorporated    45                1,457
Raychem Corporation        41               2,332
Westinghouse Electric Corporation   366              6,039
                                    160,135
Electric Utilities - 2.3%
American Electric Power Incorporated        173               7,006
Baltimore Gas & Electric Company    138              3,933
Carolina Power & Light Company      145              5,003
Central & South West Corporation    179              4,990
Cinergy Corporation        145              4,441
Consolidated Edison Company
         Incorporated      219              7,008
Detroit Edison Company     137              4,727
Dominion Resources Incorporated     162              6,683
Duke Power Company         191              9,049
Entergy Corporation        212              6,201
FPL Group Incorporated     173              8,023
General Public Utilities Corporation        108               3,672
Houston Industries Incorporated     244              5,917
Niagara Mohawk Power Corporation    135              1,299
Northern States Power Company       63               3,095
Ohio Edison Company        142              3,337
P P & L Resources Incorporated      100              2,500
Pacific Gas & Electric Company      396              11,236
Pacificorp        265               5,631
Peco Energy Company        207              6,236
Public Service Enterprise Group     228              6,982
See notes to financial statements.
Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued

                  shares            value
Electric Utilities - continued
SCEcorp  416               $        7,384
Southern Company  621               15,292
Texas Utilities Company    211              8,677
Unicom Corporation         200              6,550
Union Electric Company     95               3,966
                                    158,838
Electronics - 2.3%
Advanced Micro Devices Incorporated (a)     97                1,601
AMP Incorporated  203               7,790
Andrew Corporation (a)     36               1,377
Apple Computer    113               3,602
DSC Communications Corporation (a)  107              3,946
EG & G Incorporated        49               1,188
Harris Corporation         36               1,966
Honeywell Incorporated     119              5,786
Intel Corporation 768               43,584
Loral Corporation 160               5,660
LSI Logic Corporation (a)  150              4,912
Micron Technology Incorporated      192              7,608
Motorola Incorporated      550              31,350
National Semiconductor Corporation (a)      115               2,559
Perkin Elmer Corporation   39               1,472
Raytheon Company  228               10,773
Scientific Atlanta Incorporated     72               1,080
Silicon Graphics Incorporated (a)   148              4,070
Tektronix Incorporated     31               1,523
Teledyne Incorporated      52               1,333
Tellabs Incorporated (a)   82               3,034
Texas Instruments Incorporated      175              9,056
Thomas & Betts Corporation 18               1,328
                                    156,598
Financial Services - 2.1%
Allstate Corporation       418              17,190
American Express Company   455              18,826
Beneficial Corporation     49               2,285
Dean Witter Discover & Company      157              7,379
Federal Home Loan Mortgage Corporation      169               14,111
Federal National Mortgage Association       254               31,528
Fleet Financial Group Incorporated  239              9,739
Household International Incorporated        91                5,380
Merrill Lynch & Company Incorporated        164               8,364
Morgan Stanley Group Incorporated   72               5,805
Salomon Incorporated       99               3,515
Travelers Group Incorporated        298              18,737
                                    142,859
Insurance - 1.9%
Aetna Life & Casualty Company       106              7,340
Alexander & Alexander Services      41               779
American General Corporation        191              6,661
American International Group
         Incorporated      442              40,885
                  shares            value
Chubb Corporation 81                $       7,837
Cigna Corporation 68                7,021
General Re Corporation     76               11,780
ITT Hartford Group Incorporated (a) 108              5,225
Jefferson Pilot Corporation         66               3,069
Lincoln National Corporation Incorporated   88                4,730
Loews Corporation 110               8,621
Marsh & McLennan Companies
         Incorporated      68               6,035
Providian Corporation      89               3,627
Safeco Corporation         118              4,071
St. Paul Companies Incorporated     79               4,394
Torchmark Incorporated     67               3,032
Transport Holdings Incorporated (a) 1                41
Unum Corporation  68                3,740
US Life Corporation        32               956
USF & G Corporation        104              1,755
                                    131,599
Chemicals - 1.9%
Air Products & Chemicals Incorporated       104               5,486
Dow Chemical Company       251              17,664
Du Pont (E I) De Nemours & Company  517              36,125
Eastman Chemical Company   76               4,759
First Mississippi Corporation       19               503
FMC Corporation (a)        34               2,299
Goodrich (B F) Company     24               1,635
Grace (W R) & Company      88               5,203
Great Lakes Chemical Corporation    60               4,320
Hercules Incorporated      104              5,863
Mallinckrodt Group Incorporated     71               2,583
Monsanto Company  107               13,107
Morton International Incorporated   138              4,951
Nalco Chemical Company     63               1,898
PPG Industries Incorporated         189              8,647
Praxair Incorporated       129              4,338
Rohm & Haas Company        63               4,056
Sigma-Aldrich Corporation  46               2,277
Union Carbide Corporation  128              4,800
                                    130,514
Household Appliances & Products - 1.7%
Bassett Furniture Industries Incorporated   13                302
Black & Decker Corporation 80               2,820
Clorox Company    50                3,581
Colgate Palmolive Company  136              9,554
Corning Incorporated       214              6,848
Gillette Company  413               21,528
Maytag Corporation         100              2,025
Newell Company    148               3,829
Procter & Gamble Company   641              53,203
Rubbermaid Incorporated    147              3,748
Snap-On Incorporated       38               1,720
Stanley Works     41                2,112
See notes to financial statements.
Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued

                  shares            value
Household Appliances & Products - continued
Whirlpool Corporation      69               $        3,674
Zenith Electronics Corporation (a)  20               138
                                    115,082
Aerospace & Defense - 1.4%
Boeing Company    319               25,002
Computer Sciences Corporation (a)   52               3,653
General Dynamics Corporation        59               3,488
Lockheed Martin Corporation         187              14,773
McDonnell Douglas Corporation       105              9,660
Northrop Grumman Corporation        46               2,944
Rockwell International Corporation  202              10,681
Sun Microsystems Incorporated (a)   178              8,121
TRW Incorporated  61                4,727
United Technologies Corporation     115              10,911
                                    93,960
Automobiles - 1.3%
Chrysler Corporation       357              19,769
Ford Motor Company         1,002            29,058
General Motors Corporation 697              36,854
Paccar Incorporated        36               1,516
                                    87,197
Software - 1.2%
Autodesk Incorporated      44               1,507
Computer Associates International
         Incorporated      224              12,740
Microsoft Corporation (a)  546              47,911
Novell Incorporated (a)    344              4,902
Oracle Systems Corporation (a)      404              17,120
Shared Medical Systems Corporation  22               1,196
                                    85,376
Tobacco - 1.2%
American Brands Incorporated        176              7,854
Philip Morris Companies Incorporated        783               70,862
Schweitzer-Mauduit International
         Incorporated (a)  15               347
UST Incorporated  182               6,074
                                    85,137
Paper & Forest Products - 1.1%
Alco Standard Corporation  104              4,745
Boise Cascade Corporation  45               1,558
Champion International Corporation  90               3,780
Federal Paper Board Incorporated    43               2,231
Georgia Pacific Corporation         85               5,833
International Paper Company         237              8,976
James River Corporation    77               1,858
Kimberly Clark Corporation 259              21,432
Louisiana Pacific Corporation       101              2,449
Mead Corporation  50                2,613
Potlatch Corporation       27               1,080
Stone Container Corporation         89               1,279
Union Camp Corporation     65               3,096
                  shares            value
Westvaco Corporation       94               $        2,609
Weyerhaeuser Company       190              8,217
Willamette Industries Incorporated  51               2,869
                                    74,625
Business Services - 0.8%
Automatic Data Processing Incorporated      134               9,949
Block (H & R) Incorporated 98               3,969
CUC International Incorporated (a)  162              5,528
De Luxe Corporation        77               2,233
Donnelley (R R) & Sons Company      143              5,631
Ecolab Incorporated        60               1,800
First Data Corporation     211              14,111
Humana Incorporated (a)    200              5,475
Interpublic Group Companies
         Incorporated      73               3,166
Ogden Corporation 46                983
Safety Kleen Corporation   54               844
Service Corporation International   90               3,960
                                    57,649
Communication Services - 0.8%
Northern Telecom Limited   237              10,191
SBC Communications Incorporated     568              32,660
Tele Communications Incorporated (a)        609               12,104
                                    54,955
Conglomerates - 0.7%
Allied Signal Incorporated 264              12,540
Harcourt General Incorporated       68               2,848
Minnesota Mining & Manufacturing
         Company  392               25,970
Textron Incorporated       79               5,332
                                    46,690
Railroads & Equipment - 0.7%
Burlington Northern Santa Fe        132              10,296
Conrail Incorporated       73               5,110
CSX Corporation   196               8,942
Norfolk Southern Corporation        122              9,684
Union Pacific Corporation  191              12,606
                                    46,638
Hotels & Restaurants - 0.6%
Darden Restaurants Incorporated     147              1,746
Dial Corporation  87                2,577
Hilton Hotels Corporation  45               2,767
LubyOs Cafeterias Incorporated      22               490
Marriot International Incorporated  117              4,475
McDonaldOs Corporation     648              29,241
RyanOs Family Steak Houses Incorporated (a) 50                350
ShoneyOs Incorporated (a)  39               400
WendyOs International Incorporated  95               2,019
                                    44,065
Leisure Time - 0.6%
Bally Entertainment Group (a)       44               616
Brunswick Corporation      89               2,136
See notes to financial statements.

Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued

                  shares            value
Leisure Time - continued
Disney (Walt) Company      486              $28,674
Harrahs Entertainment Incorporated (a)      96                2,328
ITT Corporation (a)        108              5,724
King World Productions Incorporated (a)     34                1,322
Outboard Marine Corporation         19               387
                                    41,187
Broadcasting - 0.5%
Capital Cities/ABC Incorporated     144              17,766
Comcast Corporation        224              4,074
Viacom Incorporated (a)    337              15,965
                                    37,805
Gas & Pipeline Utilities - 0.5%
Coastal Corporation        98               3,650
Columbia Gas Systems Incorporated (a)       47                2,062
Consolidated Natural Gas Company    87               3,948
Eastern Enterprises        19               670
Enron Corporation 235               8,959
Enserch Corporation        64               1,040
Nicor Incorporated         47               1,292
Oneok Incorporated         25               572
Pacific Enterprise         79               2,232
Panhandle Eastern Corporation       140              3,902
Peoples Energy Corporation 33               1,048
Sonat Incorporated         81               2,886
Williams Companies Incorporated     95               4,168
                                    36,429
Gold & Mining - 0.5%
Barrick Gold Corporation   329              8,677
Cyprus Amax Minerals Company        86               2,247
Echo Bay Mines Limited     105              1,089
First Mississippi Gold, Incorporated (a)    13                289
Freeport McMoRan Copper & Gold      190              5,344
Homestake Mining Company   129              2,016
Newmont Mining Corporation 80               3,620
Phelps Dodge Corporation   65               4,046
Placer Dome Incorporated   223              5,380
Santa Fe Pacific Gold Corporation   122              1,479
                                    34,187
Petroleum Services - 0.5%
Baker Hughes Incorporated  132              3,218
Dresser Industries Incorporated     170              4,144
Halliburton Company        106              5,366
Helmerich and Payne Incorporated    23               684
McDermott International Incorporated        51                1,122
Rowan Companies Incorporated (a)    79               780
Schlumberger Limited       226              15,650
Western Atlas Incorporated (a)      50               2,525
                                    33,489
Publishing - 0.5%
American Greetings Corporation      69               1,906
Dun & Bradstreet Corporation        158              10,230
                  shares            value
Harland (John H) Company   28               $        585
Jostens Incorporated       36               873
McGraw Hill Companies Incorporated  47               4,095
Meredith Corporation       26               1,089
Time Warner Incorporated   360              13,635
                                    32,413

Industrial Machinery - 0.5%
Applied Materials Incorporated (a)  164              6,457
Briggs & Stratton Corporation       28               1,214
Cincinnati Milacron Incorporated    32               840
Crane Company     28                1,033
Cummins Engine Incorporated         38               1,406
Giddings & Lewis Incorporated       32               528
Ingersoll Rand Company     99               3,477
ITT Industries Incorporated         108              2,592
Nacco Industries Incorporated       8                444
Pall Corporation  107               2,876
Parker Hannifin Corporation         69               2,363
Timken Company    29                1,109
Trinova Corporation        27               773
Tyco Interest Limited      142              5,059
Varity Corporation (a)     38               1,411
                                    31,582

Liquor - 0.4%
Anheuser-Busch Companies Incorporated       238               15,916
Brown-Forman Corporation   64               2,336
Coors (Adolph) Company     36               797
Seagram Limited   347               12,015
                                    31,064

Newspapers - 0.3%
Dow Jones & Company Incorporated    90               3,589
Gannett Incorporated       131              8,040
Knight Ridder Incorporated 46               2,875
New York Times Company     90               2,666
Times Mirror Company       105              3,557
Tribune Company   61                3,729
                                    24,456

Retail Grocery - 0.3%
Albertsons Incorporated    237              7,791
American Stores Company    138              3,692
Fleming Companies Incorporated      35               722
Giant Foods Incorporated   55               1,733
Great Atlantic & Pacific Tea Incorporated   36                828
Kroger Company (a)         114              4,275
Winn Dixie Stores Incorporated      140              5,162
                                    24,203

Photography - 0.3%
Eastman Kodak Company      319              21,373
Polaroid Corporation       42               1,990
                                    23,363
See notes to financial statements.
Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued


                  shares            value
Pollution Control - 0.3%
Browning Ferris Industries Incorporated     199               $        5,870
Laidlaw Incorporated       259                       2,655
WMX Technologies Incorporated       452              13,503
Zurn Industries Incorporated        12               257
                                    22,285
Apparel & Textiles - 0.3%
Brown Group Incorporated   17               242
Fruit Of The Loom Incorporated (a)  71               1,731
Liz Claiborne     70                1,942
Nike Incorporated 134               9,330
Reebok International Limited        73               2,062
Russell Corporation        36               999
Springs Industries Incorporated     19               786
Stride Rite Corporation    46               345
V F Corporation   60                3,165
                                    20,602
Aluminum - 0.3%
Alcan Aluminum Limited     210              6,536
Aluminum Company America   166              8,777
Reynolds Metals Company    59               3,341
                                    18,654
Construction & Mining Equipment - 0.3%
Caterpillar Incorporated   186              10,927
Dover Corporation 106               3,909
Foster Wheeler Corporation 33               1,403
Harnischfeger Industries Incorporated       45                1,496
                                    17,735
Auto Parts - 0.2%
Dana Corporation  94                2,749
Eaton Corporation 73                3,915
Echlin Incorporated        56               2,044
Genuine Parts Company      114              4,674
                                    13,382
Air Travel - 0.2%
AMR Corporation (a)        71               5,272
Delta Air Lines Incorporated        47               3,472
Southwest Airlines Company 134              3,115
US Air Group Incorporated (a)       58               769
                                    12,628
Construction Materials - 0.2%
Armstrong World Industries Incorporated     35                2,170
Masco Corporation 148               4,644
Owens Corning Fiberglas Corporation (a)     47                2,109
Sherwin Williams Company   80               3,260
                                    12,183
Steel - 0.2%
Armco Incorporated (a)     99               582
Bethlehem Steel Corporation (a)     103              1,442
Inland Steel Industries Incorporated        45                1,131
Nucor Corporation 82                4,684
                  shares            value
USX United States Steel    76               $        2,337
Worthington Industries Incorporated 85               1,769
                                    11,945
Trucking & Freight Forwarding - 0.2%
Consolidated Freightways Incorporated       40                1,060
Federal Express Corporation (a)     52               3,841
Navistar International Corporation
         Incorporated (a)  70               735
Pittston Services Group    39               1,224
Roadway Services Incorporated       36               1,759
Ryder Systems Incorporated 73               1,807
Yellow Corporation         26               322
                                    10,748
Cosmetics & Toiletries - 0.2%
Alberto Culver Company     26               894
Avon Products Incorporated 64               4,824
International Flavors & Fragrances  104              4,992
                                    10,710
Plastics - 0.1%
Illinois Tool Works Incorporated    109              6,431
Premark International Incorporated  59               2,987
                                    9,418
Savings and Loan - 0.1%
Ahmanson (H F) & Company   109              2,889
Golden West Financial Corporation   55               3,039
Great Western Financial Corporation 127              3,238
                                    9,166
Toys & Amusements - 0.1%
Hasbro Incorporated        82               2,542
Mattel Incorporated        207              6,365
                                    8,907
Agricultural Machinery - 0.1%
Deere & Company   243               8,566

Tires & Rubber - 0.1%
Cooper Tire & Rubber Company        78               1,921
Goodyear Tire & Rubber Company      142              6,443
                                    8,364
Non-Ferrous Metals - 0.1%
Asarco Incorporated        39               1,248
Engelhard Corporation      134              2,914
Inco Limited      111               3,691
                                    7,853
Containers & Glass - 0.1%
Ball Corporation  28                770
Bemis Incorporated         48               1,230
Crown Cork & Seal Incorporated (a)  84               3,507
Temple Inland Incorporated 52               2,295
                                    7,802
Gas Exploration - 0.1%
Burlington Resources Incorporated   118              4,631
Noram Energy Corporation   116              1,030
See notes to financial statements.

Schedule of Investments
Transamerica Premier Index Fund     December 31, 1995 N  Continued
                  shares            value
Gas Exploration - continued
Oryx Energy Company (a)    96               $        1,284
Santa Fe Energy Resources Incorporated (a)  84                809
                                    7,754
Building Construction - 0.1%
Centex Corporation         26               903
Fluor Corporation 77                5,082
Kaufman & Broad Home Corporation    30               446
Morrison Knudsen Corporation        31               132
Pulte Corporation 25                841
                                    7,404
Office Furnishings & Supplies - 0.1%
Avery Dennison Corporation 50               2,506
Moore Corporation Limited  93               1,732
                                    4,238
Mobile Homes - 0.0%
Fleetwood Enterprises Incorporated  43               1,107
Depositary Receipt - 15.1%
S & P Depositary Receipt Trust      17,000           1,045,234
TOTAL COMMON STOCKS
(Cost $5,052,208)                   5,324,872
          interest         maturity principal
          rate    date     amount   value
COMMERCIAL PAPER - DOMESTIC - 14.2%
American Telephone & Telegraph Company
         5.530%   03/14/1996        $300,000296,636
Associates Corporation North American
         5.500%   03/15/1996        300,000 296,608
General Electric Capital Corporation
         5.530%   03/15/1996        400,000 395,453

TOTAL COMMERCIAL PAPER - DOMESTIC
(Cost $988,697)                     988,697
COMMERCIAL PAPER - FOREIGN - 4.3%
Canadian Wheat Board
(Cost $296,918)
         5.520%   03/08/1996        300,000 296,918
U.S. GOVERNMENT SECURITIES - 0.8%
United States Treasury Bills**
         5.280%   03/07/1996        10,000  9,903
United States Treasury Bills**
         5.150%   03/21/1996        45,000  44,485

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $54,388)                      54,388
                           principal
                           amount   value
REPURCHASE AGREEMENT - 3.6% State Street Bank and Trust Company, 5.25%, due 01/02/1996 (collateralized by $250,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $255,148)
(Cost $249,000)            $249,000         $        249,000
TOTAL INVESTMENTS - 99.7%
(Cost  $6,641,211*)                         6,913,875
OTHER ASSETS LESS LIABILITIES - 0.3%                 20,308
NET ASSETS- 100.0%                                   $6,934,183
(a) non-income producing security
*Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $372,013 and $99,349, respectively. Net unrealized appreciation for tax purposes is $272,664. **$55,000 par value of U.S. Treasury Bills has been pledged as collateral for initial margin for futures contracts.

Schedule of Futures Contracts
          number of        contract         total contract    unrealized
          contracts        description      value    gain (loss)
         5        S&P 500           $1,546,125       $4,200
                  March 1996 (long)
See notes to financial statements.
Schedule of Investments
Transamerica Premier Bond Fund      December 31, 1995
          interest         maturity principal        market
          rate    date     amount   value
CORPORATE BONDS - 62.3% Finance & Banking - 11.2% Bank Of Boston Corporation
         6.625%   12/01/2005        $400,000         $        406,956
First Union Corporation
         6.875%   09/15/2005        400,000 416,032
Ford Motor Credit Company
         6.375%   10/06/2000        500,000 509,050
                                    1,332,038
Electric Utilities - 8.5%
Commonwealth Edison Company
         7.000%   07/01/2005        300,000 308,223
Gulf States Utilities Company
         8.250%   04/01/2004        400,000 431,300
Northern States Power Company
         7.125%   07/01/2025        250,000 267,710
                                    1,007,233
Other Utilities - 7.4%
Arkla Incorporated
         8.900%   12/15/2006        400,000 446,864
Hydro Quebec
         7.375%   02/01/2003        400,000 427,164
                                    874,028
Industrials - 4.4%
Mallinckrodt Group Incorporated
         6.750%   09/15/2005        500,000 518,855
Aerospace & Defense - 4.2%
Boeing Company
         8.625%   11/15/2031        400,000 499,000
Petroleum Services - 4.1%
Anadarko Petroleum Corporation
         5.875%   10/15/2003        500,000 488,695
Automobiles - 3.9%
General Motors Corporation
         9.625%   12/01/2000        400,000 460,660
Drugs & Health Care - 3.8%
American Home Products Corporation
         7.900%   02/15/2005        400,000 449,896
Broadcasting - 3.6%
Viacom Incorporated
         7.750%   06/01/2005        400,000 424,788
Liquor - 3.6%
Anheuser Busch Companies Incorporated
         7.250%   09/15/2015        400,000 423,048
Gas Exploration - 3.2%
Burlington Resources Incorporated
         9.125%   10/01/2021        300,000 381,204
Containers & Glass - 2.3%
Riverwood International Corporation
         11.250%  06/15/2002        250,000 271,250
          interest         maturity principal        market
          rate    date     amount   value
Retail - 2.1%
Pathmark Stores Incorporated
         9.625%   05/01/2003        $       250,000  $        243,125
TOTAL CORPORATE BONDS
(Cost $7,146,919)                           7,373,820
GOVERNMENT AND AGENCY SECURITIES - 33.6%
United States Treasury Bonds
         7.625%            02/15/2025       700,000  855,967
United States Treasury Notes
         6.500%   05/15/2005        1,500,000        1,595,865
United States Treasury Notes
         6.500%   08/15/2005        300,000 319,593
United States Treasury Notes
         5.875%   11/15/2005        1,180,000        1,206,550
TOTAL GOVERNMENT AND AGENCY SECURITIES
(Cost $3,838,744)                           3,977,975
REPURCHASE AGREEMENT - 2.7% State Street Bank and Trust Company, 5.25%, due 01/02/1996, (collateralized by $315,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $321,486) (Cost $313,000) 313,000 313,000

TOTAL INVESTMENTS - 98.6%
(Cost  $11,298,663*)                        11,664,795
OTHER ASSETS LESS LIABILITIES - 1.4%                 171,315
NET ASSETS - 100.0%                         $11,836,110

*Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $372,701 and $6,569, respectively. Net unrealized appreciation for tax purposes is $366,132.


See notes to financial statements.

Schedule of Investments
Transamerica Premier Balanced Fund      December 31, 1995
                  shares            value
COMMON STOCKS - 58.1%
Software - 9.8%
Autodesk Incorporated      9,000            $        308,250
Broderbund Software Incorporated (a)        5,000             303,750
Intuit (a)        4,000             312,000
Microsoft Corporation (a)  3,000            263,250
                                    1,187,250
Electronics - 6.9%
Intel Corporation 6,500             368,875
Molex Incorporated         6,000            183,750
Motorola Incorporated      5,000            285,000
                                    837,625
Financial Services - 5.3%
Countrywide Credit Industries
         Incorporated      10,000           217,500
Franklin Resources Incorporated     4,500            226,687
Schwab (Charles) Corporation        10,000           201,250
                                    645,437
Hotels & Restaurants - 5.3%
Host Marriott Corporation (a)       10,000           132,500
Marriot International Incorporated  5,500            210,375
Mirage Resorts Incorporated (a)     8,500            293,250
                                    636,125
Business Services - 5.1%
First Data Corporation     6,500            434,687
Transaction Systems Architects
         Incorporated (a)  5,500            185,625
                                    620,312
Computers & Business Equipment - 4.2%
Cisco Systems Incorporated (a)      3,500            261,188
Dell Computer Corporation (a)       7,000            242,375
                                    503,563
Communication Services - 3.9%
Silver King Communications
         Incorporated (a)  5,500            191,125
Tele Communications Incorporated (a)        14,000            278,250
                                    469,375
Leisure Time - 3.4%
Disney (Walt) Company      7,000            413,000
Industrial Machinery - 2.9%
Briggs & Stratton Corporation       8,000            347,000
Electrical Equipment - 2.2%
Millipore Corporation      6,500            267,313
                  shares            value
Drugs & Healthcare - 2.2%
United Healthcare Corporation       4,000            $        262,000
Toys & Amusements - 1.9%
Mattel Incorporated        7,500            230,625
Household Appliances & Products - 1.7%
Gillette Company  4,000             208,500
Plastics - 1.7%
Illinois Tool Works Incorporated    3,500            206,500
Telecommunications - 1.6%
Airtouch Communications
         Incorporated (a)  7,000            197,750
TOTAL COMMON STOCKS
(Cost $6,981,293)                           7,032,375
          interest         maturity principal        market
          rate    date     amount   value
CORPORATE BONDS - 22.7%
Electric Utilities - 5.2%
Commonwealth Edison Company
         7.000%   07/01/2005                $300,000 308,223
Gulf States Utilities Company
         8.250%   04/01/2004        300,000 323,475
                                    631,698
Finance & Banking - 5.2%
First Union Corporation
         6.875%   09/15/2005        300,000 312,024
General Motors Acceptance Corporation
        7.375%   05/28/1999       300,000  314,655 626,679
Drugs & Healthcare - 2.8%
American Home Products Corporation
         7.900%   02/15/2005        300,000 337,422
Broadcasting - 2.6%
Viacom Incorporated
         7.750%   06/01/2005        300,000 318,591
Gas & Pipeline Utilities - 2.6%
Williams Companies Incorporated
         7.500%   09/15/1999        300,000 311,616
Petroleum Services - 2.4%
Anadarko Petroleum Corporation
         5.875%   10/15/2003        300,000 293,217
Other Utilities - 1.9%
Arkla Incorporated
         8.900%   12/15/2006        200,000 223,432
TOTAL CORPORATE BONDS
(Cost $2,680,764)                           2,742,655

See notes to financial statements.
Schedule of Investments
Transamerica Premier Balanced Fund      December 31, 1995 N Continued
          interest         maturity principal        market
          rate    date     amount   value
U.S. GOVERNMENT SECURITIES - 15.0%
United States Treasury Notes
         6.375%   08/15/2002        $       400,000  $        419,436
United States Treasury Notes
         5.875%   11/15/2005        1,370,000        1,400,825
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $1,796,952)                           1,820,261
                           principal
                           amount   value
REPURCHASE AGREEMENT - 3.5% State Street Bank and Trust Company, 5.25%, due 01/02/1996 (collateralized by $425,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $433,751) (Cost $425,000) 425,000 425,000 TOTAL
INVESTMENTS - 99.3% (Cost $11,884,009*) 12,020,291 OTHER ASSETS LESS LIABILITIES
- 0.7% 81,845 NET ASSETS - 100.0% $12,102,136

(a) non-income producing security
*Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $435,721 and $299,439, respectively. Net unrealized appreciation for tax purposes is $136,282.

See notes to financial statements.
Schedule of Investments
Transamerica Premier Short-Intermediate Government Fund     December 31, 1995

 issuer   interest         maturity principal
          rate    date     amount           value
U.S. Government Securities - 93.8%
United States Treasury Bonds   11.625%   11/15/2002      $150,000     $201,843
United States Treasury Bonds   10.750%   02/15/2003      328,000      427,987
United States Treasury Notes   5.125%    06/30/1998      1,015,000    1,012,940
United States Treasury Notes   6.875%    03/31/2000      436,000      460,595
United States Treasury Notes   5.875%    08/15/1998      490,000      497,732
United States Treasury Notes   6.500%    08/15/2005      100,000      106,531
United States Treasury Notes   6.250%    08/31/2000      500,000      517,265
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $3,172,141) 3,224,893 REPURCHASE AGREEMENT - 3.9% State Street Bank and Trust Company, 5.25%, due 01/02/1996 (collateralized by $135,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $137,780) (Cost $134,000) 134,000 134,000 TOTAL INVESTMENTS - 97.7% (Cost $3,306,141*) 3,358,893
OTHER ASSETS LESS LIABILITIES - 2.3% 77,373 NET ASSETS - 100.0% $3,436,266 *Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $52,752 and $0, respectively. Net unrealized appreciation for tax purposes is $52,752.


See notes to financial statements.
Schedule of Investments
Transamerica Premier Cash Reserve Fund      December 31, 1995
          interest         maturity principal
          rate    date     amount   value
COMMERCIAL PAPER - DOMESTIC - 77.0% Financial Services - 23.4% Associates Corporation North American
         5.650%   01/30/1996        $1,000,000                $        995,449
Associates Corporation North American
         5.500%   04/02/1996        300,000 295,783
Corporate Asset Funding Corporation   5.600%   03/01/1996  1,300,000  1,287,867
General Electric Capital Corporation  5.500%   04/12/1996  1,100,000  1,082,858
General Electric Capital Corporation  5.450%   05/02/1996  200,000     196,306
Toyota Motor Credit Company           5.710%   01/18/1996  1,200,000  1,196,764
Toyota Motor Credit Company
         5.710%   01/19/1996        200,000 199,429
USAA Capital Corporation
         5.800%   01/17/1996        1,300,000        1,296,649
                                    6,551,105
Food Processing - 12.1%
Campbell Soup Company
         5.600%   02/15/1996        1,000,000        993,000
Cargill Incorporated
         5.640%   02/05/1996        1,050,000        1,044,243
Cargill Incorporated
         5.540%   03/01/1996        350,000 346,768
Hershey Foods Corporation
         5.650%   01/26/1996        1,000,000        996,076
                                    3,380,087
Telecommunications - 11.4%
American Telephone & Telegraph Company  5.720%   01/23/1996 1,000,000   996,504
Ameritech Capital Funding Corporation
         5.700%   02/06/1996        1,100,000        1,093,730
GTE California Incorporated
         5.770%   01/11/1996        1,100,000        1,098,237
                                    3,188,471
Banking - 8.1%
Banc One Corporation
         5.680%   01/26/1996        1,000,000        996,055
Banc One Corporation
         5.650%   02/07/1996        300,000 298,258
Morgan J P & Company Incorporated
         5.620%   04/04/1996        1,000,000        985,326
                                    2,279,639
Utilities - 7.5%
Consolidated Natural Gas Company
         5.670%   01/26/1996        1,100,000        1,095,669
Florida Power Corporation
         5.730%   01/19/1996        $1,000,000       997,135
                                    2,092,804
          interest         maturity principal
          rate    date     amount   value
Transportation - 3.9%
United Parcel Service
         5.720%   01/18/1996        $1,100,000       $        1,097,029
Publishing - 3.6%
Knight Ridder Incorporated
         5.720%   01/09/1996        1,000,000        998,729
Insurance - 3.5%
Prudential Funding Corporation
         5.650%   02/09/1996        1,000,000        993,879
Drugs & Health Care - 3.5%
Warner Lambert Company
         5.530%   04/19/1996        1,000,000        983,256
TOTAL COMMERCIAL PAPER-DOMESTIC
(Cost $21,564,999)                          21,564,999
COMMERCIAL PAPER - FOREIGN -18.3%
Banking - 7.8%
Canadian Imperial Holding Incorporated
         5.580%   02/13/1996        1,175,000        1,167,169
Toronto Dominion Holdings
         5.680%   01/23/1996        1,000,000        996,529
                                    2,163,698
Government Agency - 7.0%
Canadian Wheat Board
         5.650%   01/24/1996        1,000,000        996,390
Province Of British Columbia
         5.520%   07/03/1996        1,000,000        971,787
                                    1,968,177
Utilities - 3.5%
Ontario Hydro
         5.590%   04/09/1996        1,000,000        984,628
TOTAL COMMERCIAL PAPER - FOREIGN
(Cost $5,116,503)                           5,116,503
U.S. GOVERNMENT AGENCY - 4.6%
Federal Home Loan Bank Consolidated Discount Note
(Cost $1,299,795)
         5.709%   01/02/1996        1,300,000        1,299,795
REPURCHASE AGREEMENT - 0.5%
State Street Bank and Trust Company, 5.25%, due 01/02/1996 (collateralized by $145,000 par value U.S. Treasury Notes, 7.625%, due 04/30/1996, with a value of $147,986) (Cost $144,000) 144,000 144,000 TOTAL INVESTMENTS - 100.4% (Cost
$28,125,297*)  28,125,297  OTHER ASSETS LESS  LIABILITIES - (0.4)%  (107,545 NET
ASSETS - 100.0% $28,017,752

*Aggregate cost for Federal tax purposes.

See notes to financial statements.
Financial Statements

Statements of Assets and Liabilities  December 31, 1995
                                                     Transamerica
                                                     Premier  Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-           Premier
                  Premier          Premier             Premier        Premier           Intermediate      Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund    Government Fund   Fund

Assets
Investments, at value (Note 4)
                   $11,078,875      $6,913,875       $11,664,795        $12,020,291     $3,358,893         $28,125,297
Cash               18,866            43,423           27,083            26,139           12,544            43,898
Dividends and interest receivable
                   8,495             15,133           167,394          76,491            73,288            63
Variation margin receivable
                    N                1,750             N                N                 N                N
Receivable for fund shares sold
                   34,987            671             2,484            1,402             150                26,015
Due from Administrator (Note 2)
                   3,695             7,566           4,441            4,523             2,037               7,225
Total assets       11,144,918        6,982,418       11,866,197       12,128,846     3,446,912             28,202,498

Liabilities
Payable for securities purchased
                 N                 11,574            N                N                 N                N
Dividends payable N                N                 N                 N                N                 130,446
Directors fees payable
                   778              1,030             2,030            1,631             609              5,171
Distribution fees
         payable (Note 3)
                3,553            1,388             6,531            5,712             1,948              5,940
Service fees payable (Note 3)
                    9                 N                 3                6                 N                8
Other accrued expenses
                   13,202           34,243            21,523           19,361            8,089            43,181
Total liabilities  17,542           48,235            30,087            26,710           10,646            184,746
Total net assets  $11,127,376       $6,934,183        $11,836,110       $12,102,136     $3,436,266        $28,017,752

Net Assets
Par value         $1,133           $655                $1,141         $1,183              $335           $28,018
Paid in capital   11,342,743       6,618,570           11,440,250     11,919,162          3,357,958      27,989,734
Undistributed net investment
 income (Note 1)  21,826           37,969            63,428           72,055            16,750           N
Accumulated net realized gain
         (loss) on investments
                  (1,264)           125               (34,841)         (26,546)          8,471            N
Net unrealized appreciation
         (depreciation) of investments
         and futures contracts
                (237,062)             276,864          366,132           136,282          52,752           N
Total net assets
               $11,127,376            $6,934,183       $11,836,110    $12,102,136     $3,436,266          $28,017,752

Investor Class
Net assets     $11,070,182            $6,933,960       $11,826,508    $12,083,554    $3,436,050           $27,996,475
Shares outstanding
                  1,127,366           654,842           1,140,473      1,180,785       335,279           27,996,475
Net asset value, offering price
         and redemption price
         per Investor share
                 $9.82                $10.59            $10.37          $10.23            $10.25          $1.00

Adviser Class
Net assets      $57,194              $223               $9,602          $18,582           $216             $21,277
Shares outstanding
                  5,828            21                        926           1,817           21               21,277
Net asset value, offering price
         and redemption price
         per Adviser share
               $9.81               $10.58              $10.37         $10.22               $10.25             $1.00

investments, at cost
                $11,315,937       $6,641,211           $11,298,663     $11,884,009        $3,306,141         $28,125,297


See notes to financial statements.

Financial Statements
Statements of Operations  For the period October 2, 1995 (commencement of operations) through December 31, 1995
                                                                                     Transamerica
                                                                                     Premier             Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-           Premier
                  Premier          Premier        Premier             Premier          Intermediate      Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund    Government Fund   Fund

Investment Income
Interest income   $14,522          $10,649            $179,739         $70,655           $48,343         $349,438
Dividend income*  10,878           30,822              N              7,170               N              N
Total income      25,400           41,471              179,739        77,825              48,343         349,438

Expenses
Investment Adviser fee (Note 2)
                  12,015           4,161               15,656          17,091               3,895         20,801
Custodian fees    6,773            39,458              9,181           9,262                3,920          14,368
Audit fees        2,543            3,366               6,632           5,327                 1,990            16,893
Legal fees        432              572                 1,128          906                   338               2,873
Printing expenses 1,038            1,374               2,707          2,174               812                 6,895
Directors fees and expenses
         (Note 2) 778              1,030               2,030          1,631               609                 5,171
Transfer agent fees
                  10,248           5,651               7,478          9,306               5,623                9,505
Service fees (Note 3)
                     9             N                   3               6                   N                   8
Distribution fees - Investor
         shares (Note 3)
                  3,525            1,388                6,522          5,694              1,948               5,940
Distribution fees - Adviser
         shares (Note 3)
                  28                N                   9                  18             N                   N
Registration fees 257              260                 270                 266            256                 291
Insurance expense 478              634                 1,249             1,003            375                 3,180
         Total operating expenses
         before waiver and
         reimbursement
               38,124              57,894              52,865           52,684            19,766              85,925
Fees waived by Investment
         Adviser (Note 2)
                 (12,015)          (4,161)             (15,656)         (17,091)          (3,895)             (20,801)
Expenses reimbursed by the
         Administrator (Note 2)
               (22,535)            (50,231)            (30,607)         (29,823)          (13,902)            (50,230)
Total expenses    3,574             3,502              6,602               5,770            1,969              14,894

net investment income
                21,826              37,969              173,137            72,055           46,374             334,544

Net Realized and Unrealized Gain (Loss)
         on Investments
Net realized gain (loss) on
         investments
                 (1,264)           125                 (34,841)            (26,546)        8,471              N
Unrealized appreciation
         (depreciation) of investments
         and futures contracts
         during the period
               (237,062)        276,864                366,132             136,282        52,752              N
Net Realized and Unrealized Gain (Loss)
          on Investments
             (238,326)        276,989                  331,291             109,736        61,223              N

Net Increase (Decrease) in Net Assets
         Resulting from Operations
             $(216,500)       $314,958                 $504,428          $181,791         $107,597            $344,544

*Net of foreign withholding
         taxes of:         $     298                   $     50            N                N                 N

See notes to financial statements.

Financial Statements
Statements of Changes in Net Assets  For the period October 2, 1995 (commencement of operations) through December 31, 1995
                                                                                      Transamerica
                                                                                      Premier            Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-           Premier
                  Premier               Premier        Premier        Premier        Intermediate        Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund  Government Fund    Fund

Increase in Net Assets
From operations:
         Net investment income
               $       21,826      $  37,969            $ 173,137          $ 72,055     $ 46,374         $334,544
         Net realized gain (loss)
                  on investments
                   (1,264)               125                (34,841)       (26,546)       8,471          N
         Unrealized appreciation
                  (depreciation) of investments
                  and futures contracts
                  during the period
                (237,062)               276,864             366,132        136,282        52,752         N
         Net increase (decrease)
                  in net assets resulting
                  from operations
                  (216,500)             314,958             504,428        181,791        107,597        334,544

Dividends to shareholders from net investment income:
  Investor shares   N                   N                   (109,662)         N        (29,622)          (334,364)
  Adviser shares    N                    N                  (47)                N        (2)              (180)

Fund share transactions (Note 5)
                   11,327,206       6,602,555          11,424,721          11,903,675    3,341,623        28,001,102
         Increase in net assets
               11,110,706          6,917,513           11,819,440            12,085,466  3,419,596        28,001,102

Net Assets
Beginning of period
             16,670                16,670              16,670              16,670          16,670         16,650

End of period (1)
          $11,127,376              $6,934,183           $11,836,110        $12,102,136    $3,436,266     $28,017,752

(1) Includes undistributed net
investment income of:
         $ 21,826                   $ 37,969           $63,428             $72,055          $ 16,750           N


See notes to financial statements.

Financial Statements
Financial Highlights N Investor Class Shares  Period Ended December 31, 1995*
The following table includes  selected data for a share  outstanding  throughout the  period  and  other  performance  information  derived  from  the  financial statements.
                                                                                      Transamerica
                                                                                        Premier          Transamerica
                  Transamerica      Transamerica     Transamerica      Transamerica     Short-           Premier
                  Premier            Premier         Premier           Premier          Intermediate      Cash Reserve
                  Equity Fund       Index Fund       Bond Fund         Balanced Fund    Government Fund   Fund

Net Asset Value
Beginning of period   $10.00           $10.00            $10.00           $10.00            $10.00           $1.00

Investment Operations
Net investment income (1)
                         0.02             0.06              0.16             0.06              0.15             0.01
Net realized and
         unrealized gain (loss)
                       (0.20)            0.53              0.32             0.17              0.20             N
Total from investment operations
                      (0.18)             0.59             0.48              0.23             0.35             0.01

Distributions to
Shareholders from:
Net investment income    N                N                 (0.11)           N                 (0.10)            (0.01)
Net asset value
         End of period  $9.82            $10.59            $10.37           $10.23            $10.25           $1.00

TOTAL RETURN (2)        (1.80)%          5.90%             4.82%             2.30%            3.49%             1.39%

Ratios and Supplemental Data
Expenses (3) (4)        0.25%            0.25%             0.25%             0.25%            0.25%             0.25%
Net investment income (4)
                         1.51%            2.70%             6.55%            3.12%             5.88%            5.55%
Portfolio turnover (4)     0%               4%                19%              16%               260%            N/A
Net assets  at end
         of period
                     $11,070,182        $6,933,960          $11,826,508    $12,083,554         $3,436,050     $27,996,475


  *Each  Fund  commenced  operations  on  October  2,  1995.  (1) Net investment income is after waiver of certain fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.01) for the Equity Fund, $(0.03) for the Index Fund, $0.12 for the Bond Fund, $0.02 for the Balanced Fund, $0.09 for the Short-Intermediate Government Fund, and $0.01 for the Cash Reserve Fund. (2) Total return represents aggregate total return for the period indicated and is not annualized. (3) If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.39% for the Equity Fund, 4.12% for the Index Fund, 1.93% for the Bond Fund, 2.12% for the Balanced Fund, 2.51% for the Short-Intermediate Government Fund, and 1.37% for the Cash Reserve Fund. (4) Annualized. See notes to financial statements. Financial Statements Financial Highlights N Adviser Class Shares Period Ended December 31, 1995* The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                          Transamerica
                                                                                          Premier             Transamerica
                       Transamerica      Transamerica     Transamerica      Transamerica  Short-              Premier
                       Premier          Premier           Premier           Premier       Intermediate        Cash Reserve
                       Equity Fund       Index Fund       Bond Fund         Balanced Fund  Government Fund   Fund

Net Asset Value
Beginning of period     $10.00           $10.00             $10.00          $10.00             $10.00           $1.00

Investment Operations
Net investment income (1) 0.01             0.04             0.12             0.03              0.12              0.01
Net realized and
         unrealized gain (loss)
                       (0.20)             0.54             0.35             0.19                0.22            N
Total from investment operations
                       (0.19)           0.58              0.47             0.22                  0.34            0.01

Distributions to
to Shareholders from:
Net investment income    N                N                 (0.10)           N                 (0.09)           (0.01)
Net asset value
         End of period  $9.81             $10.58           $10.37           $10.22            $10.25           $1.00

TOTAL RETURN (2)        (1.90)%          5.80%             4.69%             2.20%            3.37%             1.26%

Ratios and Supplemental Data
Expenses (3) (4)        0.94%            1.12%             0.98%             0.98%            0.99%             0.38%
Net investment income (4)
                        0.63%            1.49%             5.72%            2.36%             4.84%            5.43%
Portfolio turnover (4)    0%               4%                19%              16%               260%             N/A
Net assets at end of period
                       $57,194           $223              $9,602           $18,582           $216             $21,277


*Each Fund commenced operations on October 2, 1995.
(1) Net investment income is after waiver of certain fees by the Investment Adviser and reimbursement of certain expenses by the Administrator (see Note 2 to the financial statements). If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, net investment income (loss) per share would have been $(0.62) for the Equity Fund, $(0.05) for the Index Fund, $(3.01) for the Bond Fund, $(1.95) for the Balanced Fund, $0.08 for the Short-Intermediate Government Fund, and $(0.24) for the Cash Reserve Fund. (2) Total return represents aggregate total return for the period indicated and is not annualized. (3) If the Investment Adviser had not waived fees and the Administrator had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 92.04% for the Equity Fund, 4.52% for the Index Fund, 147.96% for the Bond Fund, 150.92% for the Balanced Fund, 2.55% for the Short-Intermediate Government Fund, and 109.23% for the Cash Reserve Fund.
(4) Annualized.

See notes to financial statements.
Financial Statements
Notes to Financial Statements N December 31, 1995
1.  Significant Accounting Policies
Transamerica Investors, Inc. (the OCompanyO) was organized as a Maryland corporation on February 22, 1995. The Company is registered with the Securities and Exchange Commission (the OSECO) under the Investment Company Act of 1940 (the O1940 ActO) as an open-end, diversified management investment company. The Company is composed of six series (collectively referred to as the OFundsO):
Transamerica Premier Equity Fund (the OEquity FundO), Transamerica Premier Index Fund (the OIndex FundO), Transamerica Premier Bond Fund (the OBond FundO), Transamerica Premier Balanced Fund (the OBalanced FundO), Transamerica Premier Short-Intermediate Government Fund (the OShort-Intermediate Government FundO), and Transamerica Premier Cash Reserve Fund (the OCash Reserve FundO). Each Fund is a separate series. Each series has two classes of shares, Investor Shares and Adviser Shares. Each share of each class represents an identical legal interest in the same investments of a Fund, except that Adviser Shares have higher distribution fees. Each class has certain other expenses related solely to that class. The Company commenced investment operations on October 2, 1995. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with generally accepted accounting principles. (a) Valuation of Securities N All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). Except for the Cash Reserve Fund, each Fund will compute its net asset value once daily at the close of such trading on each day that the New York Stock Exchange is open for business. The Cash Reserve Fund will determine its net asset value only on days that the Federal Reserve is open. Investments of the Funds (other than the Cash Reserve Fund) are valued as follows: (1) Equity securities listed on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (OnasdaqO) are valued at the last sale price on that exchange or nasdaq on the valuation day; if no sale occurs, equity securities traded on a U.S. exchange or nasdaq are valued at the mean between the closing bid and closing asked prices. Equity securities traded on a foreign exchange will be valued at the official bid price. Over-the-counter securities not quoted on nasdaq are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. (2) Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Transamerica Investment Services, Inc., the Investment Adviser, and approved by the Board of Directors. (3) Options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. (4) Forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts. (5) All other securities and other assets, including those for which no pricing service supplies quotations or quotations are not deemed by the Investment Adviser to be representative of market values, but excluding debt securities with remaining maturities of 60 days or less, are valued at fair value as determined in good faith pursuant to procedures established by the Board. (6) Debt securities with a remaining maturity of 60 days or less will be valued at their amortized cost, which approximates market value. All of the investments of the Cash Reserve Fund are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. (b) Repurchase Agreements N Each Fund may enter into repurchase agreements with Federal Reserve System member banks or U.S. securities dealers. A repurchase agreement occurs when, at the time the Fund purchases an interest-bearing debt obligation, the seller agrees to repurchase the debt obligation on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the FundOs money is invested in the security. Since the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The risk to the Fund is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make timely repurchase, the FundOs expected proceeds could be delayed, or the Fund could suffer a loss in principal or current interest, or incur costs in liquidating the collateral. Financial Statements Notes to Financial Statements N Continued

c) Futures Contracts N The Index Fund uses S&P 500 Index futures as part of its strategy to match the return of the S&P 500 Index. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments (Ovariation marginO) are made or received by the Fund each day, depending on the daily fluctuations of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The use of futures contracts involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. (d) Securities Transactions, Investment Income and Expenses N Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income and expenses are recorded daily on an accrual basis. Dividend income is recorded on the ex-date. Investment income and realized and unrealized gains and losses are allocated based upon the relative average daily net assets of each class of shares. Expenses not directly chargeable to a specific Fund are allocated primarily on the basis of relative average daily net assets. Expenses of each Fund not directly attributable to the operations of any class of shares are allocated among the classes based upon the relative average daily net assets of each class. Distribution fees are directly attributable to a particular class of shares and are charged only to that class. (e) Dividends and Distributions N Dividends from net investment income on shares of the Cash Reserve Fund are determined on a class level and are declared daily and paid monthly. Dividends from net investment income on shares of the Bond Fund and the Short-Intermediate Government Fund are determined on a class level and are declared and paid monthly. Dividends from net investment income, if any, on shares of the Equity Fund, the Index Fund, and the Balanced Fund are determined on a class level and are declared and paid quarterly. Each Fund distributes net realized capital gains, if any, on a Fund level annually. Dividends and distributions paid by each Fund and class are recorded on the ex-dividend date, except for the Cash
Reserve Fund, which records dividends daily. Additional dividends from net investment income and distributions of capital gains may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds. (f) Federal Income Taxes N Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required. For Federal income tax purposes, capital loss carry forwards (exclusive of certain capital losses incurred after October 31) of $17, $34,657, and $26,024 are available to the extent provided by regulations to offset future realized capital gains of the Equity Fund, the Bond Fund, and the Balanced Fund, respectively. These losses expire in 2003. 2. Investment Advisory Fees and Other Transactions with Affiliates The Company has entered into an Investment Advisory and Administrative Services Agreement (the OAgreementO) with Transamerica Investment Services, Inc. (the OInvestment AdviserO), a wholly owned subsidiary of Transamerica Corporation, on behalf of each Fund. Pursuant to the Agreement, the Investment Adviser will supervise and manage the investments of each Fund, direct the purchase and sale of its investments, and ensure that investments follow its investment objective, strategies, and policies and comply with government regulations. For its services to the Funds, the Investment Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fee for the Equity Fund is 0.85% on the first $1 billion of average daily net assets, 0.82% on the next $1 billion of average daily net assets, and 0.80% on average daily net assets over $2 billion. The annual fee for the Index Fund is 0.30% of average daily net assets. The annual fee for the Bond Fund is 0.60% on the first $1 billion of average daily net assets, 0.57% on the next $1 billion of average daily net assets, and 0.55% on average daily net assets over $2 billion. The annual fee for the Balanced Fund is 0.75% on the first $1 billion of average daily net assets, 0.72% on the next $1 billion of average daily net assets, and 0.70% on average daily net assets over $2 billion. The annual fee for the Short- Financial Statements Notes to Financial Statements N Continued Intermediate Government Fund is 0.50% of average daily net assets. The annual fee for the Cash Reserve Fund is 0.35% of average daily net assets. The CompanyOs Administrator is Transamerica Occidental Life Insurance Company (the OAdministratorO), a wholly owned subsidiary of Transamerica Insurance Corporation of California, which in turn is a wholly owned subsidiary of Transamerica Corporation. The Administrator provides the Funds with administrative and clerical services, including the maintenance of the FundsO books and records; registers the FundsO shares with the SEC and with those states and other jurisdictions where the shares are offered or sold and arranges periodic updating of the FundsO prospectuses; provides proxy materials and reports to the FundsO shareholders and the SEC; and provides the Funds with adequate office space and all necessary office equipment and services. The
Administrator receives its fee directly from the Investment Adviser, and receives no compensation from the Funds. The Investment Adviser agreed to waive its Fee, and the Administrator assumed any other operating expenses (other than certain extraordinary or non-recurring expenses) for each Fund which exceeded 0.25% of the average daily net assets for the Investor Shares, until the earlier of December 31, 1995 or such time as the FundOs assets exceed $50 million. For the Adviser Shares, the Investment Adviser agreed to waive its fee, and the Administrator assumed any other operating expenses (other than certain extraordinary or non-recurring expenses) for each Fund which exceeded 1.00%, 1.15%, 1.00%, 1.00%, 1.00%, and 0.40% for the Equity Fund, the Index Fund, the Bond Fund, the Balanced Fund, the Short-Intermediate Government Fund, and the Cash Reserve Fund, respectively, until the earlier of December 31, 1995, or such time as the FundOs assets exceed $50 million. Transamerica Securities Sales Corporation (OTSSCO) is the principal underwriter and distributor of the shares of each of the Funds. TSSC distributes Investor Shares. TSSC has an agreement with Transamerica Financial Resources, Inc. (OTFRO) to sell Adviser Shares through its registered representatives. TSSC can also enter into arrangements where Adviser Shares will be sold by other broker-dealers, subject to the approval of the Board. Both TSSC and TFR are wholly-owned subsidiaries of Transamerica Insurance Corporation of California. No officer, director, or employee of the Investment Adviser, the Administrator or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company. Each director of the Company who is not an Ointerested personO (as that term is defined in the 1940 Act) receives from the Funds a $10,000 annual fee, $1,000 for each meeting of the CompanyOs Board attended, and $500 for each Board committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. For the period ended December 31, 1995, the Funds incurred aggregate fees of $11,249 to all directors who are not affiliated persons of the Investment Adviser. 3. Distribution PlanS The 12b-1 plans of distribution and related distribution contracts require each Fund to pay distribution and service fees to TSSC as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets of the Investor Shares of each Fund, except the Index and Cash Reserve Funds, which each pay a distribution fee of 0.10% of the average daily net assets. For the Adviser Shares, there is an annual 12b-1 distribution fee of 0.75% of the average daily net assets of the Adviser Shares of each Fund, except the Cash Reserve Fund, which has no distribution fee. There is also an annual 12b-1 service fee of 0.25% of the average daily net assets of the Adviser Shares of each Fund. The distribution fee covers compensation to registered representatives and other sales personnel involved with selling Adviser Shares, as well as preparation, printing and mailing of the Prospectus, Statement of Additional Information, sales literature, other media advertising, and related expenses. The service fee compensates sales personnel for ongoing shareholder information and advice, and office expenses such as rent, communications equipment, employee salaries, and other overhead costs. Financial Statements Notes to Financial Statements N Continued 4. Securities Transactions The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended December 31, 1995 were as follows:

                               U.S. Government   Proceeds from  U.S. Government
                 Purchases     Purchases        Sales             Sales
Equity Fund       $10,736,936   $N               N                N
Index Fund        5,088,825     N                36,769           N
Bond Fund         7,552,308     3,838,744        371,398          N
Balanced Fund     9,966,570     1,796,952        278,542          N
Short-Intermediate
 Government Fund       N        4,666,620        N               1,503,201
5.  Capital Stock Transactions
At December 31, 1995, there were two billion shares of $0.001 par value stock authorized, consisting of one billion Investor Shares and one billion Adviser Shares. At December 31, 1995, substantially all of the shares of the Funds were owned by the Investment Adviser and its affiliates. The tables below summarize transactions in Fund shares for the period from October 2, 1995 commencement of operations) to December 31, 1995.

   Transamerica Premier Equity Fund
                              Investor Shares                   Adviser Shares
                              Shares         Amount         Shares   Amount
Capital stock sold         1,125,709        $11,269,950       5,827    $57,342
Capital stock issued
         upon reinvestment of
         dividends and distributions
                                 N           N              N        N
Capital stock redeemed          (9)           (86)           N        N
Net increase             1,125,700         $11,269,864      5,827    $57,342

Transamerica Premier Index Fund
                         Investor Shares               Adviser Shares
                         Shares            Amount        Shares        Amount
Capital stock sold         653,176         $6,602,355       20       $200
Capital stock issued
         upon reinvestment of
         dividends and distributions
                           N                 N              N        N
Capital stock redeemed     N                 N               N        N
Net increase              653,176            $6,602,355       20       $200

Transamerica Premier Balanced Fund
                         Investor Shares               Adviser Shares
                          Shares             Amount         Shares    Amount
Capital stock sold         1,179,124        $11,885,383       1,816    $18,341
Capital stock issued
         upon reinvestment of
         dividends and distributions
                            N                 N              N        N
Capital stock redeemed     (5)               (49)             N        N
Net increase              1,179,119         $11,885,334      1,816    $18,341
Financial Statements
Notes to Financial Statements N Continued
Transamerica Premier Bond Fund
                          Investor Shares                   Adviser Shares
                         Shares         Amount         Shares     Amount
Capital stock sold         1,127,986    $11,305,873       921      $9,270
Capital stock issued
         upon reinvestment of
         dividends and distributions
                             10,828   109,606              4        47
Capital stock redeemed       (7)      (75)                 N        N
Net increase              1,138,807    $11,415,404      925      $9,317


Transamerica Premier Short-Intermediate Government Fund
                             Investor Shares           Adviser Shares
                         Shares    Amount             Shares   Amount
Capital stock sold         330,690  $3,311,850       20       $200
Capital stock issued
         upon reinvestment of
         dividends and distributions
                            2,927    29,621             N        1
Capital stock redeemed     (4)      (49)                N        N
Net increase             333,613  $3,341,422           20       $201

Transamerica Premier Cash Reserve Fund
                          Investor Shares          Adviser Shares
                          Shares        Amount         Shares   Amount
Capital stock sold         27,792,888   $27,792,888     25,200   $25,200
Capital stock issued
         upon reinvestment of
         dividends and
         distributions     204,021      204,021        76       76
Capital stock redeemed     (17,083)     (17,083)       (4,000)  (4,000)
Net increase             27,979,826     $27,979,826      21,276   $21,276

Report of Ernst & Young LLP Independent Auditors
To the Shareholders and Board of Directors of Transamerica Investors, Inc.
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transamerica Investors, Inc. (comprising respectively, the Transamerica Premier Equity Fund, Transamerica Premier Index Fund, Transamerica Premier Bond Fund, Transamerica Premier Balanced Fund, Transamerica Premier Short-Intermediate Government Fund, and Transamerica Premier Cash Reserve Fund) as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period from October 2, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the FundOs management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Transamerica Investors, Inc., as of December 31, 1995, and the results of their operations, the changes in their net assets and their financial highlights for the period from October 2, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

Boston, Massachusetts
February 2, 1996
Transamerica Premier Portfolio of Funds
Transamerica Premier Funds Investment Objectives
Transamerica Premier Equity Fund
We seek to maximize long-term growth for this Fund.
Transamerica Premier Index Fund
We seek to track the performance of the Standard & PoorOs 500 Composite Stock Price Index, also known as the S&P 500 Index, for this Fund. Transamerica Premier Bond Fund We seek to achieve a high total return (income plus capital changes) from fixed income securities consistent with preservation of principal for this Fund. Transamerica Premier Balanced Fund We seek to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash (or cash equivalents) for this Fund. Transamerica Premier Short-Intermediate Government Fund We seek to achieve a high level of current income with the security of investing in government securities for this Fund. Transamerica Premier Cash Reserve Fund We seek to maximize current income consistent with liquidity and preservation of principal for this Fund. Federal tax information For corporate shareholders, the following amounts represent the percentages of 1995 taxable ordinary dividend distributions which qualify for the dividends received deduction for Federal Income Tax purposes: Equity Fund 42.11%, Index Fund 79.94%, Balanced Fund 9.44%. Transamerica Premier Portfolio of Funds

Transamerica Premier Funds Directors
Nooruddin S. Veerjee
Chairman of the Board
Sidney E. Harris
Charles C. Reed
Gary U. Rolle
Carl R. Terzian
Transamerica Premier Funds Officers
Nooruddin S. Veerjee
Chief Executive Officer
Nicki Bair
President
J. Richard Atwood
Treasurer
Reid A. Evers
Secretary
Donald Radisich
Vice President
Howell Margolit
Assistant Vice President
Christopher W. Shaw
Assistant Vice President
Investment Adviser
Transamerica Investment Services, Inc.
1150 South Olive Street
Los Angeles, California 90015
Distributor
Transamerica Securities Sales Corporation
1150 South Olive Street
Los Angeles, California 90015
Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110
Transfer Agent
Boston Financial Data Services, Inc.
Two Heritage Drive
North Quincy, Massachusetts 02171
Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

This report is for the information of the shareholders of Transamerica Investors. Its use in connection with any offering of the FundsO shares is authorized only if accompanied or preceded by a current
 Transamerica Premier Funds prospectus that contains more complete investment information, including fees, risks and expenses. Please read the prospectus thoroughly before you invest. Call 1-800-89-ASK-US for more information.
These Funds are neither insured nor guaranteed by the U.S.
government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.
(C)1996 Transamerica Securities Sales Corporation, Distributor
1150 South Olive Street, Los Angeles, CA 90015-2287
People. Performance. Portfolios.
AR95